Offerings - Offering: 1	Feb. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 45,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,264.22
Offering Note	Title of each class of securities to which transaction applies: Common stock, par value $0.001 per share (“ProCap common stock”) of ProCap Financial, Inc. (“ProCap”)Aggregate number of securities to which transaction applies: Estimated for purposes of calculating the filing fee only. The maximum aggregate value of the transaction was determined based on 18,000,000 shares of ProCap common stock estimated to be issuable to holders of stock of CFO Silvia, Inc (“CFO Silvia”) upon completion of the transactions contemplated by the Merger Agreement, dated February 9, 2026, by and among ProCap, Silvia Merger Sub, Inc., CFO Silvia, Inflection Points, Inc., and Shain Noor.Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Calculated solely for the purpose of determining the filing fee. The maximum aggregate value of the transaction was determined based upon multiplying (i) 18,000,000 shares of ProCap common stock and (ii) $2.52, which is the average of high and low trading prices as reported on the Nasdaq Global Market on February 12, 2026.